PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Jun. 30, 2021
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment [text block]
Amounts in R million Note
Mine plant
facilities and
equipment
Mine
property and
development
Exploration
assets Total
June 30, 2021
Cost 2,604.3 2,154.0 110.5 4,868.8
Balance at the beginning of the year 2,203.5 2,147.0 266.3 4,616.8
Additions - property, plant and equipment owned 237.7 113.3 44.7 395.7
Additions - right-of-use assets 10.1 16.7 - - 16.7
Lease modifications 10.1 - 2.3 - 2.3
Lease derecognitions 10.1 (1.0) - - (1.0)
Disposals and scrapping (54.7) (133.4) - (188.1)
Change in estimate of decommissioning asset 11 14.9 14.2 (2.7) 26.4
Transfers between classes of property,

plant and

equipment 187.2 10.6 (197.8) -
Accumulated depreciation and impairment (1,074.0) (975.4) (9.7) (2,059.1)
Balance at the beginning of the year (1,017.5) (968.5) (9.7) (1,995.7)
Depreciation 5.1 (112.2) (140.3) - (252.5)
Lease derecognitions 1.0 - - 1.0
Disposals and scrapping 54.7 133.4 - 188.1
Carrying value at end of the year 1,530.3 1,178.6 100.8 2,809.7
Comprising:
Property, plant and equipment owned 1,509.7 1,150.1 100.8 2,760.6
Right-of-use assets 10.1 20.6 28.5 - 49.1
Carrying value at end of the year 1,530.3 1,178.6 100.8 2,809.7
June 30, 2020
Cost 2,203.5 2,147.0 266.3 4,616.8
Balance at the beginning of the year 2,156.2 2,106.8 256.7 4,519.7
Impact of adopting IFRS 16 on July 1, 2019 7.5 23.4 - 30.9
Additions - property, plant and equipment owned 121.2 46.5 15.0 182.7
Additions - right-of-use assets 3.8 14.2 - 18.0
Lease modifications - 7.5 - 7.5
Lease derecognitions (26.7) (0.1) - (26.8)
Disposals and scrapping (1.6) - - (1.6)
Change in estimate of decommissioning asset 11 (56.7) (51.5) (5.4) (113.6)
Transfers between classes of property,

plant and

equipment (0.2) 0.2 - -
Accumulated depreciation and impairment (1,017.5) (968.5) (9.7) (1,995.7)
Balance at the beginning of the year (909.9) (824.8) (9.7) (1,744.4)
Depreciation 5.1 (127.1) (143.7) - (270.8)
Lease derecognitions 17.9 - - 17.9
Disposals and scrapping 1.6 - - 1.6
Carrying value at end of the year 1,186.0 1,178.5 256.6 2,621.1
Comprising:
Property, plant and equipment owned 1,177.8 1,141.8 256.6 2,576.2
Right-of-use assets 10.1 8.2 36.7 - 44.9
Carrying value at end of the year 1,186.0 1,178.5 256.6 2,621.1